Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 – Related Party Transactions

Pursuant to an agreement dated June 2013 and amended on May 20, 2019, TBG, was engaged to provide business advisory services, manage and direct our public relations, provide recruiting services, develop and maintain material for market makers and investment bankers, provide general administrative services, and respond to incoming investor relations calls. TBG is owned in part by Neil Swartz, the Company’s Chief Executive Officer and director, and a significant stockholder of the Company, and Timothy Hart, the Company’s Chief Financial Officer and director, and a significant stockholder of the Company. Under this agreement, we pay TBG a revised monthly fee of $40,000. During the three and six month periods ended June 30, 2019 and 2018, the Company expensed $120,000 and $75,000 and $240,000 and $150,000, respectively, of related party management fees related to this agreement.

R3 Accounting LLC, owned by Mr. Hart, provides accounting, tax and bookkeeping services to the Company. During the three and six month periods ended June 30, 2019 and 2018, the Company expensed $37,550 and $30,000 and $130,550 and $60,000, respectively, related to R3 services.

Accounts receivable (accounts payable and accrued expenses) to related parties are as follows:

Related Party	At June 30, 2019	At December 31, 2018
TBG	$44,880	$160,590
R3	(21,931)	(21,931)
	$22,949	$138,659

Note 6 – Related Party Transactions

Pursuant to an agreement dated June 2013, TBG, was engaged to provide business advisory services, manage and direct our public relations, provide recruiting services, develop and maintain material for market makers and investment bankers, provide general administrative services, and respond to incoming investor relations calls. TBG is owned in part by Neil Swartz, the Company’s Chief Executive Officer and director, and a significant stockholder of the Company, and Timothy Hart, the Company’s Chief Financial Officer and director, and a significant stockholder of the Company. Under this agreement, we pay TBG a monthly  fee of $25,000. During the years ended December 31, 2018 and 2017, the Company expensed $300,000 and $305,000, respectively of related party management fees related to this agreement.

R3 Accounting LLC, owned by Mr. Hart, provides accounting, tax and bookkeeping services to the Company. During years ended December 31, 2018 and 2017, the Company expensed $100,000 and $148,000, respectively, related to R3 services.

Accounts receivable (accounts payable and accrued expenses) to related parties are as follows:

Related Party	At December 31, 2018	At December 31, 2017
TBG	$160,590	$21,791
R3	(21,931)	(77,531)
	$138,659	$(55,740)

The Company established an advisory board in 2018. During the year ended December 31, 2018, the Company has issued 100,000 shares to the members of its advisory board. In addition, the Company has paid $55,000 during 2018 to the members of its advisory board. The compensation to advisory board is included in professional fees in the accompanying consolidated statements of operations.